Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Dec. 31, 2022 USD ($) security Security	Dec. 31, 2021 USD ($) security Security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 2,321.4	$ 2,014.6
Gross unrealized losses, less than twelve months	(145.4)	(30.9)
Over 12 months, Fair Market Value	1,323.7	72.0
Over 12 months, Gross Unrealized Losses	(193.6)	(3.6)
Total, Fair Market Value	3,645.1	2,086.6
Total, Gross Unrealized Losses	$ (339.0)	$ (34.5)
Number of Securities | security	1,166	644
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 2,269.5	$ 2,010.2
Gross unrealized losses, less than twelve months	(145.0)	(30.9)
Over 12 months, Fair Market Value	1,323.7	72.0
Over 12 months, Gross Unrealized Losses	(193.6)	(3.6)
Total, Fair Market Value	3,593.2	2,082.2
Total, Gross Unrealized Losses	$ (338.6)	$ (34.5)
Number of Securities | Security	1,165	637
Short-term investments
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 51.9	$ 4.4
Gross unrealized losses, less than twelve months	(0.4)	0.0
Over 12 months, Fair Market Value	0.0	0.0
Over 12 months, Gross Unrealized Losses	0.0	0.0
Total, Fair Market Value	51.9	4.4
Total, Gross Unrealized Losses	$ (0.4)	$ 0.0
Number of Securities	1	7
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 741.1	$ 309.1
Gross unrealized losses, less than twelve months	(30.6)	(4.0)
Over 12 months, Fair Market Value	203.4	29.3
Over 12 months, Gross Unrealized Losses	(20.1)	(1.9)
Total, Fair Market Value	944.5	338.4
Total, Gross Unrealized Losses	$ (50.7)	$ (5.9)
Number of Securities | security	118	51
U.S. agency
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 7.1	$ 6.1
Gross unrealized losses, less than twelve months	(0.4)	0.0
Over 12 months, Fair Market Value	1.7	0.0
Over 12 months, Gross Unrealized Losses	0.0	0.0
Total, Fair Market Value	8.8	6.1
Total, Gross Unrealized Losses	$ (0.4)	$ 0.0
Number of Securities | security	5	5
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 133.1	$ 29.7
Gross unrealized losses, less than twelve months	(7.1)	(0.5)
Over 12 months, Fair Market Value	16.4	0.0
Over 12 months, Gross Unrealized Losses	(2.3)	0.0
Total, Fair Market Value	149.5	29.7
Total, Gross Unrealized Losses	$ (9.4)	$ (0.5)
Number of Securities | security	59	20
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 1,104.7	$ 804.6
Gross unrealized losses, less than twelve months	(77.6)	(11.7)
Over 12 months, Fair Market Value	568.2	23.6
Over 12 months, Gross Unrealized Losses	(91.5)	(1.3)
Total, Fair Market Value	1,672.9	828.2
Total, Gross Unrealized Losses	$ (169.1)	$ (13.0)
Number of Securities | security	701	400
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 11.3	$ 114.4
Gross unrealized losses, less than twelve months	(0.5)	(1.9)
Over 12 months, Fair Market Value	99.0	0.0
Over 12 months, Gross Unrealized Losses	(8.3)	0.0
Total, Fair Market Value	110.3	114.4
Total, Gross Unrealized Losses	$ (8.8)	$ (1.9)
Number of Securities | security	16	10
Non-U.S government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 63.8	$ 181.8
Gross unrealized losses, less than twelve months	(2.9)	(1.2)
Over 12 months, Fair Market Value	135.9	3.1
Over 12 months, Gross Unrealized Losses	(8.6)	0.0
Total, Fair Market Value	199.7	184.9
Total, Gross Unrealized Losses	$ (11.5)	$ (1.2)
Number of Securities | security	45	35
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 202.8	$ 564.5
Gross unrealized losses, less than twelve months	(24.9)	(11.6)
Over 12 months, Fair Market Value	299.1	16.0
Over 12 months, Gross Unrealized Losses	(62.8)	(0.4)
Total, Fair Market Value	501.9	580.5
Total, Gross Unrealized Losses	$ (87.7)	$ (12.0)
Number of Securities | security	220	116